INCOME TAX - Operating loss carry forwards (Details)	Dec. 31, 2025 CNY (¥)
INCOME TAX
Operating loss carry forwards, Total	¥ 566,702,406
Operating loss carry forwards, 2026	21,713,526
Operating loss carry forwards, 2027	72,944,125
Operating loss carry forwards, 2028	151,690,992
Operating loss carry forwards, 2029	256,708,356
Operating loss carry forwards, 2030	¥ 63,645,407